COMMITMENTS AND CONTINGENCIES - 10-K	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Regulatory Matters
Laws and regulations governing Medicare and Medicaid programs are complex and subject to review and interpretation. Compliance with such laws and regulations is evaluated regularly, the results of which can be subject to future governmental review and interpretation, and can include significant regulatory action including fines, penalties, and exclusion from certain governmental programs. Included in these laws and regulations is monitoring performed by the Office of Civil Rights which covers the Health Insurance Portability and Accountability Act of 1996, the terms of which require healthcare providers (among other things) to safeguard the privacy and security of certain patient protected health information.
Litigation
The skilled nursing business involves a significant risk of liability given the age and health of the patients and residents served by the Company’s independent operating subsidiaries. The Company, and others in the industry are subject to an increasing number of claims and lawsuits, including professional liability claims, alleging that services provided have resulted in personal injury, elder abuse, wrongful death or other related claims. In addition, the Company, its independent operating subsidiaries, and others in the industry are subject to claims and lawsuits in connection with COVID-19 and a facility’s preparation for and/or response to COVID-19. The defense of these lawsuits may result on significant legal costs, regardless of the outcome, and can result in large settlement amounts or damage awards.
Healthcare litigation (including class action litigation) is common and is filed based upon a wide variety of claims and theories. The Company and other companies in its industry are routinely subjected to varying types of claims and suits, including class-actions. Class-action suits have the potential to result in large jury verdicts and settlements, and may result in significant legal costs. The Company expects the plaintiffs’ bar to continue to be aggressive in their pursuit of claims. The Company has been subjected to, and is currently involved in, litigation alleging violations of state and federal wage and hour laws as resulting from the alleged failure to pay wages, to timely provide and authorize meal and rest breaks, and related causes of action. While there can be no assurance, based on the Company’s evaluation of information currently available, management does not believe that the ultimate resolution of these actions will have a material adverse effect on the Company’s business, cash flows, financial condition, or results of operations.
The Company has been, and continues to be, subject to claims and legal actions that arise in the normal course of business, including potential claims filed by patients or others on their behalf related to patient care and treatment (professional negligence claims), as well as employment related claims filed by current or former employees. While there can be no assurance, based on the Company’s evaluation of information currently available, management does not believe the results of such litigation and investigations would have a material adverse effect on the results of operations, financial position or cash flows of the Company, taken as a whole. However, the Company’s assessment may evolve based upon further developments in the proceedings at issue. The results of legal proceedings are inherently uncertain, and material adverse outcomes are possible.
Insurance Claims
The Company purchased PLGL claims made insurance policies to cover applicable claims through an unrelated insurer. The PLGL policies are claims-made high deductible self-insured policies whereby the Company is responsible for the first layer of coverage, generally ranging from $250 to $500 per claim, as well as an aggregate one-time deductible generally ranging from $750 to $4,000 per policy, with the unrelated insurer typically covering up to $10,000 in aggregate claims paid per policy year. The Company uses its wholly-owned captive insurance company for the purpose of insuring certain portions of its risk retained under its PLGL programs. Accordingly, the Company is in essence self-insured for claims that are less than policy deductible amounts, claims not covered by such policies, and claims that exceed policy limits. It is the Company’s policy to use an actuary to assist management in recording the expense and related liability for PLGL claims, both asserted and unasserted, on an undiscounted basis. Included as part of accrued self-insurance liabilities in the accompanying combined/consolidated balance sheets are PLGL self-insurance liabilities amounting to $162,976, and $138,127 as of December 31, 2023 and 2022, respectively, which includes $34,676 and $42,549, respectively, of estimated obligations that will be covered by the unrelated insurer. PLGL self-insurance liabilities as of December 31, 2023 and 2022 include $43,083 and $38,742, respectively, that were related to unasserted claims. As of December 31, 2023, the Company recorded an asset for the estimated obligations that will be covered by the unrelated insurer amounting to $5,895 and $28,781 within other receivables and other assets, respectively, and as of December 31, 2022, the Company recorded an asset for the estimated obligations that will be covered by the unrelated insurer amounting to $7,233 and $35,316 within other receivables and other assets, respectively, as the claims related to the Company's general and professional liability and the anticipated insurance recoveries are recorded on a gross rather than net basis in accordance with U.S. GAAP.
As part of the Plum acquisition in 2021 (refer to Note 15), the Company assumed Plum’s workers’ compensation plan. Plum purchased an occurrence-based high deductible self-insured workers’ compensation policy whereby the Company is responsible for the first layer of coverage, generally ranging from $250 to $500 per claim. The estimated obligation recorded at December 31, 2023 and 2022 was $8,323, and $17,062, respectively. The Plum facilities were transferred onto the Company’s retrospective-rated premium workers’ compensation policy as of the acquisition date.
The following table represents activity in the Company’s PLGL self- insurance liabilities as of and for the years ended December 31, 2023 and 2022:

Amount
Balance January 1, 2022	$70,491
Current year expense	40,964
Claims paid	(28,914)
Change in obligations covered by unrelated insurer	31,247
Remeasurement of Plum Assumed Liabilities (Note 15)	24,339
Balance December 31, 2022	$138,127
Current year expense	106,107
Claims paid	(73,385)
Change in obligations covered by unrelated insurer	(7,873)
Balance December 31, 2023	$162,976
Indemnities
From time to time, the Company enters into certain types of contracts that contingently require it to indemnify parties against third-party claims. These contracts primarily include (i) certain real estate leases, under which the Company may be required to indemnify property owners or prior facility operators for post-transfer environmental or other liabilities and other claims arising from the Company use of the applicable premises, (ii) operations transfer agreements, in which the Company agrees to indemnify past operators of facilities against certain liabilities arising from the transfer of the operation and/or the operation thereof after the transfer to the Company's independent operating subsidiary, (iii) certain lending agreements, under which the Company may be required to indemnify the lender against various claims and liabilities, and (iv) certain agreements with the Company officers, directors and others, under which the Company may be required to indemnify such persons for liabilities arising out of the nature of their relationship to the Company. The terms of such obligations vary by contract and, in most instances, do not expressly state or include a specific or maximum dollar amount. Generally, amounts under these contracts cannot be reasonably estimated until a specific claim is asserted. Consequently, because no claims have been asserted, no liabilities have been recorded for these obligations on the combined/consolidated balance sheets for any of the periods presented.
COMMITMENTS AND CONTINGENCIES
Regulatory Matters
Laws and regulations governing Medicare and Medicaid programs are complex and subject to review and interpretation. Compliance with such laws and regulations is evaluated regularly, the results of which can be subject to future governmental review and interpretation, and can include significant regulatory action including fines, penalties, and exclusion from certain governmental programs. Included in these laws and regulations is monitoring performed by the Office of Civil Rights which covers the Health Insurance Portability and Accountability Act of 1996, the terms of which require healthcare providers (among other things) to safeguard the privacy and security of certain patient protected health information.
Litigation
The skilled nursing business involves a significant risk of liability given the age and health of the patients and residents served by the Company’s independent operating subsidiaries. The Company, and others in the industry are subject to an increasing number of claims and lawsuits, including professional liability claims, alleging that services provided have resulted in personal injury, elder abuse, wrongful death or other related claims. In addition, the Company, its independent operating subsidiaries, and others in the industry are subject to claims and lawsuits in connection with COVID-19 and a facility’s preparation for and/or response to COVID-19. The defense of these lawsuits may result on significant legal costs, regardless of the outcome, and can result in large settlement amounts or damage awards.
Healthcare litigation (including class action litigation) is common and is filed based upon a wide variety of claims and theories. The Company and other companies in its industry are routinely subjected to varying types of claims and suits, including class-actions. Class-action suits have the potential to result in large jury verdicts and settlements, and may result in significant legal costs. The Company expects the plaintiffs’ bar to continue to be aggressive in their pursuit of claims. The Company has been subjected to, and is currently involved in, litigation alleging violations of state and federal wage and hour laws as resulting from the alleged failure to pay wages, to timely provide and authorize meal and rest breaks, and related causes of action. While there can be no assurance, based on the Company’s evaluation of information currently available, management does not believe that the ultimate resolution of these actions will have a material adverse effect on the Company’s business, cash flows, financial condition, or results of operations.
The Company has been, and continues to be, subject to claims and legal actions that arise in the normal course of business, including potential claims filed by patients or others on their behalf related to patient care and treatment
(professional negligence claims), as well as employment related claims filed by current or former employees. While there can be no assurance, based on the Company’s evaluation of information currently available, management does not believe the results of such litigation and investigations would have a material adverse effect on the results of operations, financial position or cash flows of the Company, taken as a whole. However, the Company’s assessment may evolve based upon further developments in the proceedings at issue. The results of legal proceedings are inherently uncertain, and material adverse outcomes are possible.
Insurance Claims
The Company purchased PLGL claims made insurance policies to cover applicable claims through an unrelated insurer. The PLGL policies are claims-made high deductible self-insured policies whereby the Company is responsible for the first layer of coverage, generally ranging from $250 to $500 per claim, as well as an additional aggregate one-time deductible generally ranging from $750 to $4,000 per policy, with the unrelated insurer typically covering up to $10,000 in aggregate claims paid per policy year. The Company uses its wholly-owned captive insurance company for the purpose of insuring certain portions of its risk retained under its PLGL programs. Accordingly, the Company is in essence self-insured for claims that are less than policy deductible amounts, claims not covered by such policies, and claims that exceed policy limits. It is the Company’s policy to use an actuary to assist management in recording the expense and related liability for PLGL claims, both asserted and unasserted, on an undiscounted basis. Included as part of accrued self-insurance liabilities in the accompanying condensed combined/consolidated balance sheets are PLGL self-insurance liabilities amounting to $183,836 and $162,976 as of June 30, 2024 and December 31, 2023, respectively, which include $31,628 and $34,676, respectively, of estimated obligations that will be covered by the unrelated insurer. PLGL self-insurance liabilities as of June 30, 2024 and December 31, 2023 include $53,673 and $43,083, respectively, that were related to unasserted claims. The Company recorded an asset for the estimated obligations that will be covered by the unrelated insurer. As of June 30, 2024 this asset amounted to $5,377 and $26,251 recorded within other receivables and other assets, respectively, and as of December 31, 2023, this asset amounted to $5,895 and $28,781 recorded within other receivables and other assets, respectively, as the claims related to the Company's general and professional liability and the anticipated insurance recoveries are recorded on a gross rather than net basis in accordance with U.S. GAAP.
Indemnities
From time to time, the Company enters into certain types of contracts that contingently require it to indemnify parties against third-party claims. These contracts primarily include (i) certain real estate leases, under which the Company may be required to indemnify property owners or prior facility operators for post-transfer environmental or other liabilities and other claims arising from the Company use of the applicable premises, (ii) operations transfer agreements, in which the Company agrees to indemnify past operators of facilities against certain liabilities arising from the transfer of the operation and/or the operation thereof after the transfer to the Company's independent operating subsidiary, (iii) certain lending agreements, under which the Company may be required to indemnify the lender against various claims and liabilities, and (iv) certain agreements with the Company officers, directors and others, under which the Company may be required to indemnify such persons for liabilities arising out of the nature of their relationship to the Company. The terms of such obligations vary by contract and, in most instances, do not expressly state or include a specific or maximum dollar amount. Generally, amounts under these contracts cannot be reasonably estimated until a specific claim is asserted. Consequently, because no claims have been asserted, no liabilities have been recorded for these obligations on the combined/consolidated balance sheets for any of the periods presented.